RISK MANAGEMENT POLICIES - Paragraphs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 ARS ($) factor item	Dec. 31, 2021 ARS ($)
Disclosure of Risk Management [line items]
Unrecoverable financial assets eliminated | $	$ 12,639,953	$ 14,815,066
Interest rate risk [member]
Disclosure of Risk Management [line items]
Number of proposed disturbance scenarios | item	6
Provision utilization holding period	90 days
Percentage of interest rate confidence level	99.00%
Alert threshold of basic net worth	15.00%
Liquidity risk [member]
Disclosure of Risk Management [line items]
Percentage to total portfolio	100.00%	100.00%
Number of key factors | factor	2
Liquidity stress level period	30 days
Minimum liquidity percentage	70.00%
Individuals [member] | Credit risk [member]
Disclosure of Risk Management [line items]
Percentage of credit risk confidence level	99.90%
Company [member] | Credit risk [member]
Disclosure of Risk Management [line items]
Percentage of credit risk confidence level	99.00%